Commitments and contingencies (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		$ 6,140
Purchase obligations		3,294
Leases committed not yet commenced		180
Total		9,614
Operating revenues		24,174	$ 23,449
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Operating revenues	$ 44
2023
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		2,015
Purchase obligations		602
Leases committed not yet commenced		14
Total		2,631
2024
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		1,392
Purchase obligations		458
Leases committed not yet commenced		21
Total		1,871
2025
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		1,052
Purchase obligations		443
Leases committed not yet commenced		16
Total		1,511
2026
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		516
Purchase obligations		560
Leases committed not yet commenced		16
Total		1,092
2027
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		216
Purchase obligations		276
Leases committed not yet commenced		17
Total		509
THERE- AFTER
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		949
Purchase obligations		955
Leases committed not yet commenced		96
Total		$ 2,000